Note 4 - Other receivables and other current assets, net	12 Months Ended
Dec. 31, 2024
Notes
Note 4 - Other receivables and other current assets, net

Note 4 – Other receivables and other current assets, net

	As of	As of
	December 31,	December 31,
	2024	2023
Due from third parties	$370,262	$452,544
Deductible value-added tax	385,494	-
Refundable deposits	30,543	16,054
Allowance for credit losses	(278,776)	(252,947)
Total other receivables and other current assets, net	$507,523	$215,651

Movements of allowance for credit losses of other receivables and other current assets are as follows:

	For the Years Ended December 31,
	2024	2023

Beginning balance	$252,947	$239,594
Addition	38,690	20,247
Exchange rate effect	(12,861)	(6,894)
Ending balance	$278,776	$252,947